MINERAL PROPERTY OPTION (Tables)	9 Months Ended
Apr. 30, 2017
Schedule of Mineral Properties [Table Text Block]
	April 30, 2017	July 31, 2016

Klondike, British Columbia	$-	$513,031
Indata, British Columbia	-	$50,000
Idaho-Maryland, California	3,238,872	-

Total	$3,238,872	$563,031